OTHER LONG TERM LIABILITIES (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2009 USD ($) agreement
OTHER LONG TERM LIABILITIES
Pensions and other post-retirement benefits	$ 1,577	$ 1,420
Share-based compensation plans	289	259
Partnership liability	446	470
Deferred revenue	40	46
Libya Exploration and Production Sharing Agreement (EPSA) signature bonus(1)	79	83
Other	68	68
Other long term liabilities	2,499	2,346	$ 2,345
Distribution to partners	62	62
Distribution to partners, interest component	55	56
Distribution to partners, principal component	7	6
Petro Canada
OTHER LONG TERM LIABILITIES
Number of EPSA's agreement ratified | agreement				6
Signature bonus	81	85		$ 500
Signature bonus current	$ 2	$ 2